EMPLOYEE BENEFITS - Post-employment health care benefit plan - Net periodic costs (Details) - Post-employment health care benefit - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net periodic costs of post-employment health care benefits
Cost of current service	R$ 4,964	R$ 3,302	R$ 4,144
Interests expense	11,311	10,656	11,082
Past service cost	(660)	(2,717)	(40,740)
Net pension cost (benefit)	R$ 15,615	R$ 11,241	R$ (25,514)